UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Origin Capital Management LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA 94104

Form 13F File Number:    28-06301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Nicholas A. Castoria
Title:         Chief Financial Officer
Phone:         415-277-5592

Signature, Place and Date of Signing:


Nicholas A. Castoria          San Francisco, CA        February 11, 2008

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      51

Form 13F Information Table Value Total:      88,371  x 1,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER            TITLE             VALUE             SH/  PUT/ INV.  OTHE  VOTING
                          OF     CUSIP      X1000   SHARES    PRN  CALL DISC  R      AUTH
                          CLASS                                               MGR
                                                                                   SOLE

ELAN CORP PLC -SPONS ADR  COM    284131208  215     9800      SH        SOLE       9800
VARIAN MEDICAL SYSTEMS    COM    92220P105  513     9827      SH        SOLE       9827
INC
IMCLONE SYSTEMS           COM    45245W109  467     10860     SH        SOLE       10860
ALLSCRIPTS HEALTHCARE     COM    01988P108  227     11667     SH        SOLE       11667
SOLUT
SEQUENOM INC              COM    817337405  119     12500     SH        SOLE       12500
HALOZYME THERAPEUTICS     COM    40637H109  91      12795     SH        SOLE       12795
INC
ELECTRO-OPTICAL SCIENCES  COM    285192100  61      13420     SH        SOLE       13420
BIOTECH HOLDRs TRUST      COM    09067D201  2216    13700     SH        SOLE       13700
QLT INC                   COM    746927102  64      14390     SH        SOLE       14390
APP PHARMACEUTICALS INC   COM    00202H108  149     14545     SH        SOLE       14545
ADVANCED MEDICAL OPTICS   COM    00763M108  358     14610     SH        SOLE       14610
CVS CAREMARK CORP         COM    126650100  590     14840     SH        SOLE       14840
CV THERAPEUTICS INC       COM    126667104  152     16790     SH        SOLE       16790
HOSPIRA INC               COM    441060100  751     17603     SH        SOLE       17603
POZEN INC                 COM    73941U102  216     17990     SH        SOLE       17990
TENET HEALTHCARE CORP     COM    88033G100  93      18405     SH        SOLE       18405
MARTEK BIOSCIENCES CORP   COM    572901106  575     19450     SH        SOLE       19450
AMYLIN PHARMACEUTICALS    COM    032346108  725     19604     SH        SOLE       19604
INC
OSCIENT PHARMACEUTICALS   COM    68812R303  27      19787     SH        SOLE       19787
CORP
ENDO PHARMACEUT HLDGS     COM    29264F205  562     21074     SH        SOLE       21074
INC
ISHARES NASDAQ BIOTECH    COM    464287556  1714    21140     SH        SOLE       21140
INDX
AMGEN INC                 COM    031162100  1007    21689     SH        SOLE       21689
MERCK & CO. INC.          COM    589331107  1370    23577     SH        SOLE       23577
GILEAD SCIENCES INC       COM    375558103  1112    24174     SH        SOLE       24174
CELGENE CORP              COM    151020104  1205    26075     SH        SOLE       26075
DENDREON CORP             COM    24823Q107  166     26660     SH        SOLE       26660
DISCOVERY LABORATORIES    COM    254668106  63      29353     SH        SOLE       29353
INC
INSMED INC                COM    457669208  25      30308     SH        SOLE       30308
VALEANT PHARMACEUTICALS   COM    91911X104  388     32450     SH        SOLE       32450
INTE
WATSON PHARMACEUTICALS    COM    942683103  881     32462     SH        SOLE       32462
INC
MYLAN INC                 COM    628530107  559     39787     SH        SOLE       39787
PAR PHARMACEUTICAL COS    COM    69888P106  966     40239     SH        SOLE       40239
INC
ZILA INC                  COM    989513205  48      49997     SH        SOLE       49997
BIOTECH HOLDRs TRUST      COM    09067D8MM  210     50000     SH   PUT  SOLE       50000
1/19/08 165 PUT
PDL BIOPHARMA INC         COM    69329Y104  892     50930     SH        SOLE       50930
BRISTOL-MYERS SQUIBB CO   COM    110122108  1479    55777     SH        SOLE       55777
OSI PHARMACEUTICALS INC-  COM    671040111  0       56390     SH        SOLE       56390
RT
SCHERING PLOUGH 1/20/08   COM    8066059AD  382     57000     SH   CALL SOLE       57000
20 CALL
ASSISTED LIVING CONCEPTS  COM    04544X102  685     91275     SH        SOLE       91275
I-A
BIOTECH HOLDRs TRUST      COM    09067D9AN  38      100000    SH   CALL SOLE       100000
1/19/08 170 CALL
NBI INDEX 1/19/08 80 PUT  COM    4642878MP  100     100000    SH   PUT  SOLE       100000
ILLUMINA INC              COM    452327109  5961    100583    SH        SOLE       100583
HOLOGIC INC               COM    436440101  8052    117310    SH        SOLE       117310
GENENTECH INC             COM    368710406  8925    133063    SH        SOLE       133063
THERMO FISHER SCIENTIFIC  COM    883556102  8613    149316    SH        SOLE       149316
INC
BIOGEN IDEC INC           COM    09062X103  10523   184868    SH        SOLE       184868
NBI INDEX 1/19/08 85      COM    4642879AQ  40      227500    SH   CALL SOLE       227500
CALL
TEVA PHARMACEUTICAL-SP    COM    881624209  11591   249382    SH        SOLE       249382
ADR
SCHERING-PLOUGH CORP      COM    806605101  13018   488648    SH        SOLE       488648
SCHERING PLOUGH 1/20/09   COM    806605901  123     15000     SH   CALL SOLE       15000
20 CALL
BRISTOL-MYERS SQUIBB CO   COM    110122908  65      20000     SH   CALL SOLE       20000
01/17/09 25 CALL



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